SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
The company’s Chief Executive Officer and Chief Financial Officer (collectively, the chief operating decision maker or “CODM”) review the results of the operations, manage the operations, and allocate resources based on the type of technology, in conjunction with other segments of Brookfield Renewable.
The operations of the company are segmented by – 1) hydroelectric (hydroelectric, pumped storage and other sustainable solutions), 2) wind, 3) solar (utility-scale solar and distributed generation) and 4) corporate. This best reflects the way in which the CODM reviews the results of the company.
During the fourth quarter of 2025, the company completed the sale of a 700 MW portfolio of distributed generation assets in the United States, that represented substantially all of the assets within the Distributed Energy & Sustainable Solutions segment. Accordingly, the Distributed Energy & Sustainable Solutions segment is no longer presented as a separate reportable segment in the current period. Prior period comparative information for our distributed generation business has been reclassified to reflect this change, with results previously reported in the Distributed Energy & Sustainable Solutions segment now included within the Solar segment, to conform to the current period presentation. The remaining assets of the Distributed Energy & Sustainable Solutions segment, which are comprised of a pumped storage business, alongside other sustainable solutions operations, have been presented within the hydroelectric segment for the current and prior periods.
In accordance with IFRS 8, Operating Segments, the company discloses information about its reportable segments based upon the measures used by the CODM in assessing performance. The accounting policies of the reportable segments are the same as those described in Note 1 – Basis of presentation and material accounting policy information.
Reporting to the CODM on the measures utilized to assess performance and allocate resources is provided on a proportionate basis. Information on a proportionate basis reflects the company’s share from facilities which it accounts for using consolidation and the equity method whereby the company either controls or exercises significant influence or joint control over the investment, respectively. Proportionate information provides shareholders perspective that the CODM considers important when performing internal analyses and making strategic and operating decisions. The CODM also believes that providing proportionate information helps investors understand the impacts of decisions made by management and financial results allocable to the company’s shareholders.
Proportionate financial information is not, and is not intended to be, presented in accordance with IFRS. Tables reconciling IFRS data with data presented on a proportionate consolidation basis have been disclosed below. Segment revenues, other income, direct operating costs, interest expense, current income taxes, and other are items that will differ from results presented in accordance with IFRS as these items (1) include the company’s proportionate share of earnings from equity-accounted investments attributable to each of the above-noted items, (2) exclude the proportionate share of earnings (loss) of consolidated investments not held by the company apportioned to each of the above-noted items, and (3) other income includes items that are considered within the company’s measure of return on invested capital, including but not limited to our proportionate share of settled foreign currency and other hedges, income earned on financial assets and structured investments in sustainable solutions, monetization of tax attributes at certain development projects and realized disposition gains on non-core assets and on recently developed assets that we have monetized to reflect the economic value created from our development activities as we design, build and commercialize new renewable energy capacity and sell these assets to lower cost of capital buyers which may not otherwise be reflected in our consolidated statements of income (loss).
The company uses Funds From Operations “FFO” to assess the performance of the company before the effects of certain cash items (e.g., acquisition costs and other typical non-recurring cash items) and certain non-cash items (e.g., deferred income taxes, depreciation, non-cash portion of non-controlling interests, unrealized gain or loss on financial instruments, non-cash gain or loss from equity-accounted investments, and other non-cash items) as these are not reflective of the performance of the underlying business, and including monetization of tax attributes at certain development projects. The company includes realized disposition gains and losses on assets that we developed and/or did not intend to hold over the long-term within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period net income.
The company does not control those entities that have not been consolidated and as such, have been presented as equity-accounted investments in its consolidated financial statements. The presentation of the assets and liabilities and revenues and expenses does not represent the company’s legal claim to such items, and the removal of financial statement amounts that are attributable to non-controlling interests does not extinguish the company’s legal claims or exposures to such items.
The company reports its results in accordance with these segments and presents prior period segmented information in a consistent manner.
The company analyzes the performance of its operating segments based on FFO. FFO is not a generally accepted accounting measure under IFRS and therefore may differ from definitions of FFO used by other entities, as well as the definition of funds from operations used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”).
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2026:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
Revenues	$451	$38	$70	$—	$559	$(10)	$527	$1,076
Other income(3)	170	2	1	—	173	1	(63)	111
Direct operating costs	(209)	(18)	(13)	—	(240)	9	(222)	(453)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	—	—	—
	412	22	58	—	492	—	242
Management service costs	—	—	—	(45)	(45)	—	—	(45)
Interest expense(1)	(97)	(10)	(16)	—	(123)	5	(196)	(314)
Current income tax expense	(20)	(1)	(4)	—	(25)	—	(17)	(42)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	(5)	—	(5)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	(29)	(29)
Funds From Operations	295	11	38	(45)	299	—	—
Depreciation								(301)
Foreign exchange and financial instrument loss								(13)
Deferred income tax recovery								5
Other								(34)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)								(73)
Remeasurement of interests held in BRHC by the partnership								(407)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares								(297)
Share of earnings from equity-accounted investments(1)								7
Net loss attributable to non-controlling interests(2)								24
Net loss attributable to the partnership(5)								$(790)
(1)Share of earnings from equity-accounted investments in the consolidated statement of income (loss) of $2 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines. Total interest expense of $387 million is comprised of Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
(2)Net loss attributable to non-controlling interests in the consolidated statement of income (loss) of $5 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $173 million, includes the company’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 2 - Disposal of Assets and Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $63 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to participating non-controlling interests - in operating subsidiaries and participating non-controlling interest - in a holding subsidiary held by the partnership.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the three months ended June 30, 2025:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
Revenues	$375	$40	$79	$—	$494	$(80)	$538	$952
Other income(3)	4	8	—	—	12	(2)	29	39
Direct operating costs	(147)	(16)	(19)	(1)	(183)	33	(203)	(353)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	49	—	49
	232	32	60	(1)	323	—	364
Management service costs	—	—	—	(26)	(26)	—	—	(26)
Interest expense(1)	(62)	(9)	(22)	—	(93)	17	(216)	(292)
Current income tax expense	(3)	(1)	(2)	—	(6)	1	(7)	(12)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	(18)	—	(18)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	(141)	(141)
Funds From Operations	167	22	36	(27)	198	—	—
Depreciation								(319)
Foreign exchange and financial instrument gain								(26)
Deferred income tax recovery								13
Other								(15)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)								(133)
Remeasurement of interests held in BRHC by the partnership								(652)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares								(624)
Share of losses from equity-accounted investments(1)								(30)
Net loss attributable to non-controlling interests(2)								178
Net loss attributable to the partnership(5)								$(1,410)
(1)Share of earnings from equity-accounted investments in the consolidated statement of income (loss) of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines. Total interest expense of $425 million is comprised of Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
(2)Net loss attributable to non-controlling interests in the consolidated statement of income (loss) of $37 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $12 million, includes the company's share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $29 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to participating non-controlling interests - in operating subsidiaries and participating non-controlling interest - in a holding subsidiary held by the partnership.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2026:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
Revenues	$872	$73	$118	$—	$1,063	$(24)	$920	$1,959
Other income(3)	256	9	2	—	267	(21)	(88)	158
Direct operating costs	(424)	(37)	(29)	(2)	(492)	25	(401)	(868)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	20	—	20
	704	45	91	(2)	838	—	431
Management service costs	—	—	—	(91)	(91)	—	—	(91)
Interest expense(1)	(195)	(19)	(33)	—	(247)	19	(388)	(616)
Current income tax expense	(24)	(2)	(4)	—	(30)	—	(23)	(53)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	(19)	—	(19)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	(20)	(20)
Funds From Operations	485	24	54	(93)	470	—	—
Depreciation								(595)
Foreign exchange and financial instrument loss								(83)
Deferred income tax recovery								37
Other								(48)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)								(144)
Remeasurement of interests held in BRHC by the partnership								(1,509)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares								(1,230)
Share of losses from equity-accounted investments(1)								(5)
Net loss attributable to non-controlling interests(2)								131
Net loss attributable to the partnership(5)								$(2,976)
(1)Share of losses from equity-accounted investments of $4 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Total interest expense of $760 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
(2)Net loss attributable to non-controlling interests in the consolidated statement of income (loss) of $111 million is comprised of amounts found on the Share of FFO attributable to non-controlling interest and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $267 million includes the company’s share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the Disposals and Ownership Changes line of the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). See Note 2 - Disposal of Assets and Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $88 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to participating non-controlling interests - in operating subsidiaries and participating non-controlling interest - in a holding subsidiary held by the partnership.
The following table provides each segment's results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company's proportionate results to the consolidated statements of income (loss) on a line by line basis by aggregating the components comprising the earnings from the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the six months ended June 30, 2025:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non- controlling interests and other(4)	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
Revenues	$717	$82	$135	$—	$934	$(161)	$1,086	$1,859
Other income(3)	9	21	6	—	36	(5)	31	62
Direct operating costs	(313)	(38)	(35)	(3)	(389)	66	(398)	(721)
Share of revenue, other income and direct operating costs from equity-accounted investments(1)	—	—	—	—	—	100	—	100
	413	65	106	(3)	581	—	719
Management service costs	—	—	—	(49)	(49)	—	—	(49)
Interest expense(1)	(123)	(19)	(38)	—	(180)	24	(386)	(542)
Current income tax expense	(12)	(1)	(2)	—	(15)	3	(36)	(48)
Share of interest and cash taxes from equity-accounted investments(1)	—	—	—	—	—	(27)	—	(27)
Share of Funds From Operations attributable to non-controlling interests(2)	—	—	—	—	—	—	(297)	(297)
Funds From Operations	278	45	66	(52)	337	—	—
Depreciation								(626)
Foreign exchange and financial instrument gain								(47)
Deferred income tax expense								42
Other								(32)
Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC(1)								(296)
Remeasurement of interests held in BRHC by the partnership								(529)
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares								(524)
Share of losses from equity-accounted investments(1)								(74)
Net loss attributable to non-controlling interests(2)								344
Net loss attributable to the partnership(5)								$(1,405)
(1)Share of losses from equity-accounted investments in the consolidated statement of income (loss) of $1 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings from equity-accounted investments lines. Total interest expense of $838 million is comprised of Interest expense and Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and exchangeable shares of BRHC.
(2)Net loss attributable to non-controlling interests in the consolidated statement of income (loss) of $47 million is comprised of amounts found on the Share of FFO attributable to non-controlling interests and Net income (loss) attributable to non-controlling interests.
(3)Other income in FFO of $36 million, includes the company's share of recurring and cash generative items recognized in various elements of the IFRS statements and are predominantly associated with dispositions and monetizations of developed or non-core assets and businesses, recognized in the following line items of the IFRS statements: i) Other income on the consolidated statement of income (loss), ii) Foreign exchange and financial instruments gain on the consolidated statement of income (loss), iii) items recognized directly in equity in the consolidated statement of changes in equity and iv) the aforementioned items earned via equity-accounted investments recorded on the share of earnings of equity-accounted investments line in the consolidated statement of income (loss). Note 4 - Risk management and financial instruments for further details.
(4)Amounts attributable to non-controlling interests and other associated with Other income (loss) of $31 million includes the removal of the aforementioned items in footnote 3 that are included in FFO but excluded from Other income on the consolidated statement of income (loss).
(5)Net income (loss) attributable to non-controlling interest and other includes net income (loss) attributable to participating non-controlling interests - in operating subsidiaries and participating non-controlling interest - in a holding subsidiary held by the partnership.
The following table presents information on a segmented basis about certain items in our company's statements of financial position and reconciles the company's proportionate results to the consolidated statements of financial position by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership					Contribution from equity- accounted investments	Attributable to non- controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Corporate	Total
As at June 30, 2026
Cash and cash equivalents	$264	$42	$90	$1	$397	$(29)	$388	$756
Property, plant and equipment	16,609	1,742	1,625	—	19,976	(927)	19,722	38,771
Total assets	20,543	1,927	1,904	427	24,801	(306)	24,176	48,671
Total liabilities	11,485	1,253	1,737	13,347	27,822	(306)	14,409	41,925

As at December 31, 2025
Cash and cash equivalents	$283	$46	$67	$1	$397	$(23)	$308	$682
Property, plant and equipment	17,058	1,722	1,603	—	20,383	(1,001)	20,317	39,699
Total assets	19,808	2,032	1,876	212	23,928	(332)	22,671	46,267
Total liabilities	11,091	1,262	1,626	10,332	24,311	(332)	13,056	37,035
Geographical Information
The following table presents consolidated revenue split by technology for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Hydroelectric	$797	$641	$1,434	$1,273
Wind	110	111	217	234
Solar	169	200	308	352
Total	$1,076	$952	$1,959	$1,859
The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	June 30, 2026	December 31, 2025
North America	$18,332	$19,795
Colombia	15,871	15,375
Brazil	3,956	3,818
Europe	1,611	1,725
	$39,770	$40,713